4. EQUIPMENT: Scheduleo of Equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Equipment Cost	$ 174,986	$ 189,505
Additions during the year	2,531	0
Exchange adjustment	815	(14,776)
Equipment Cost	178,332	174,986
Equipment, Accumulated Depreciation	172.896	184.209
Equipment, depreciation during period	1,923	3.143
Equipment, depreciation, exchange adjustment	911	(14,456)
Equipment, Accumulated Depreciation	175,730	172.896
Equipment, net book value	2,602	2,090	$ 5,296
Furniture and other equipment
Statement [Line Items]
Equipment Cost	114,795	124.225
Additions during the year	2,531	257
Exchange adjustment	535	(9,687)
Equipment Cost	117,861	114,795
Equipment, Accumulated Depreciation	112,705	120,677
Equipment, depreciation during period	1,923	1,481
Equipment, depreciation, exchange adjustment	631	(9,453)
Equipment, Accumulated Depreciation	115,259	112,705
Equipment, net book value	2,602	2,090	3,548
Motor vehicles
Statement [Line Items]
Equipment Cost	38,712	41,985
Additions during the year	0	0
Exchange adjustment	180	(3,273)
Equipment Cost	38,892	38,712
Equipment, Accumulated Depreciation	38,712	40,237
Equipment, depreciation during period	0	1,662
Equipment, depreciation, exchange adjustment	180	(3,187)
Equipment, Accumulated Depreciation	38,892	38,712
Equipment, net book value	0	0	1,748
Other property, plant and equipment
Statement [Line Items]
Equipment Cost	21,479	23,295
Additions during the year	0	0
Exchange adjustment	100	(1,816)
Equipment Cost	21,579	21,479
Equipment, Accumulated Depreciation	21,479	23,295
Equipment, depreciation during period	0	0
Equipment, depreciation, exchange adjustment	100	(1,816)
Equipment, Accumulated Depreciation	21,579	21,479
Equipment, net book value	$ 0	$ 0	$ 0